Document and Entity Information	0 Months Ended
Jan. 05, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 05, 2015
Registrant Name	Jacob Funds Inc.
Central Index Key	0001090372
Amendment Flag	false
Document Creation Date	Jan. 05, 2015
Document Effective Date	Jan. 05, 2015
Prospectus Date	Jan. 05, 2015
Jacob Internet Fund | Investor Class
Risk/Return:
Trading Symbol	JAMFX
Jacob Small Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	JSCGX
Jacob Small Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	JSIGX
Jacob Micro Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	JMCGX
Jacob Micro Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	JMIGX
Jacob Wisdom Fund | Investor Class
Risk/Return:
Trading Symbol	JWSFX